Document and Entity Information	Apr. 04, 2023
Cover [Abstract]
Security 12b Title	Common Units representing limited partnership interests
Trading Symbol	CEQP
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001304464
Document Type	8-K
Document Period End Date	Apr. 04, 2023
Entity Registrant Name	CRESTWOOD MIDSTREAM PARTNERS LP
Entity Incorporation State Country Code	DE
Entity File Number	001-35377
Entity Tax Identification Number	20-1647837
Entity Address, Address Line One	811 Main Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(832)
Local Phone Number	519-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false